SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of consolidated subsidiaries
Subsidiaries	State of operation	Purpose
Ayr Wellness Inc.	Canada	Parent Company
CSAC Holdings Inc.	NV	Corporate - Holding Company
CSAC Acquisition Inc. (2)	NV	Corporate - Holding Company
Sira Naturals, Inc. (3)	MA	Cultivation, Production, and Retail
CannaPunch of Nevada LLC	NV	Production
LivFree Wellness, LLC (1)(4)	NV	Managed Services - Retail
Washoe Wellness, LLC (1)(5)	NV	Managed Services - Cultivation and Production
The Canopy NV LLC (6)	NV	Managed Services - Retail
DocHouse, LLC	PA	Cultivation and Production
CannTech PA, LLC (7)	PA	Cultivation, Production, and Retail
(1)

Entered into an Equity Purchase Agreement with CSAC Acquisition, Inc. pending regulatory approval for the license transfers by the Nevada Cannabis Compliance Board. The Corporation has control, as defined in IFRS 10 for purposes of determining the consolidated basis of financial statement presentation, and provides operational and service support to licensed cannabis companies. All intercompany balances and transactions are eliminated for consolidation.

(2)	CSAC Acquisition Inc. includes wholly-owned subsidiaries:
a.

Holding entities - CSAC Acquisition MA Corp, CSAC Acquisition NJ Corp, CSAC Acquisition PA Corp (“CSAC PA”), CSAC Acquisition AZ Corp, Ayr NJ LLC, CSAC LLC, CSAC Ohio LLC, CSAC-LivFree LLC, CSAC-Washoe Wellness, LLC, CSAC-The Canopy LLC.

i.	CSAC-Washoe Wellness, LLC includes a wholly-owned subsidiary DWC Investments, LLC.
b.	Payroll entities - Mercer Strategies PA, LLC, Parker Solutions PA, LLC.
c.	Real estate entity - Parker RE MA, LLC,
(3)	Sira Naturals, Inc includes a whole-owned subsidiary Parker Solutions MA, LLC.
(4)	LivFree includes a wholly-owned subsidiary BP Solutions LLC.
(5)	Washoe includes wholly-owned subsidiaries Klymb Project Management, Inc, Tahoe-Reno Botanicals, LLC, Tahoe-Reno Extractions, LLC.
(6)	Canopy includes wholly-owned subsidiaries Kynd-Strainz, LLC and Lemon Aide, LLC.
(7)	CSAC Acquisition PA Corp. is the parent company of CannTech PA, LLC (“CannTech PA”).